Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
19.	Cash and cash equivalents

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Short-term deposits	3,883,614	3,245,750	106,036
Cash	470	470	15
Cash at banks	4,151,630	1,396,302	45,616

	8,035,714	4,642,522	151,667

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods of between 31 days and 3 months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.

As of December 31, 2017 and 2018, no cash and cash equivalents were pledged.